Federated Hermes Institutional Tax-Free Cash Trust Expense Example - Premier Shares [Member] - Federated Hermes Institutional Tax-Free Cash Trust - PRM	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381